Financial Assets And Financial Liabilities - Summary Of Trade And Other Payables (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Assets And Liabilities [Abstract]
Suppliers	€ 23,517	€ 36,538
Personnel (salaries payable)	5,390	5,843
Customer advances	145	2,700
Total	€ 29,052	€ 45,081